TRANSACTIONS AND BALANCES WITH RELATED PARTIES, Group's Key executives' Compensation (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Key personnel compensation [Abstract]
Key management personnel compensation	S/ 78,404	S/ 76,501
Director's Compensation [Member]
Key personnel compensation [Abstract]
Key management personnel compensation	7,387	7,850
Remunerations [Member]
Key personnel compensation [Abstract]
Key management personnel compensation	49,573	40,201
Stock Awards [Member]
Key personnel compensation [Abstract]
Key management personnel compensation	S/ 21,444	S/ 28,450